Business Acquisitions, Dispositions, Goodwill and Intangible Assets (Amortization Expense) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 26, 2018
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Amortization Expense, Year 1	$ 1,438,000,000								$ 1,438,000,000
Amortization Expense, Year 2	1,420,000,000								1,420,000,000
Amortization Expense, Year 3	1,420,000,000								1,420,000,000
Amortization Expense, Year 4	1,411,000,000								1,411,000,000
Amortization Expense, Year 5	1,381,000,000								1,381,000,000
Amortization of Intangible Assets									1,452,000,000	$ 976,000,000	$ 834,000,000
Revenues	19,551,000,000	$ 19,496,000,000	$ 19,634,000,000	$ 18,365,000,000	$ 18,044,000,000	$ 16,510,000,000	$ 16,705,000,000	$ 15,242,000,000	77,046,000,000	66,501,000,000	59,837,000,000
Goodwill [Line Items]
Goodwill resulting from business combinations									92,000,000
Business Acquisition [Line Items]
Contractual Obligation	1,408,000,000								1,408,000,000
Contractual Obligation, Due in Next Fiscal Year	263,000,000								263,000,000
Collins Aerospace Systems [Member]
Goodwill [Line Items]
Goodwill resulting from business combinations									475,000,000
Pratt and Whitney [Member]
Revenues									20,892,000,000	19,397,000,000	16,160,000,000
Goodwill [Line Items]
Goodwill resulting from business combinations									0
Collins Aerospace Systems [Member]
Revenues									26,028,000,000	16,634,000,000	14,691,000,000
Goodwill [Line Items]
Goodwill resulting from business combinations									75,000,000
Total Segments [Member]
Revenues									78,641,000,000	67,857,000,000	$ 61,004,000,000
Goodwill [Line Items]
Goodwill resulting from business combinations									92,000,000
Rockwell Collins [Member]
Revenues									778,000,000	$ 778,000,000
Goodwill [Line Items]
Goodwill resulting from business combinations									20,537,000,000
Business Acquisition [Line Items]
Contractual Obligation												$ 1,020,000,000.00
Contractual Obligation, Due in Next Fiscal Year	$ 104,000,000								$ 104,000,000